Cover	Dec. 12, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Integrated Rail & Resources Inc. (the “Company”, “we” and “us”) previously filed Current Reports on Form 8-K with the Securities and Exchange Commission (the “Commission”) on December 19, 2025 (the “Initial Form 8-K”), disclosing, among others, (a) the completion of its initial business combination, (b) the amendment and restatement of its certificate of incorporation (the “Charter”) and (c) the amendment and restatement of its bylaws (the “Bylaws” and together with the Charter, the “Organizational Documents”). Due to an administrative error, the Organizational Documents were not filed with the Secretary of State of Delaware until January 16, 2026. Those Organizational Documents did not differ in any material way from those documents which were filed with the Commission on December 19, 2025, in the Initial Form 8-K. In accordance with the foregoing, the Company is amending and restating Item 9.01(d) thereof to include the Organizational Documents which were filed on January 16, 2026. Except for this Explanatory Note, the filing of the Organizational Documents required by Item 9.01(d), there are no changes to the Initial Form 8-K.
Document Period End Date	Dec. 12, 2025
Entity File Number	000-56805
Entity Registrant Name	INTEGRATED RAIL & RESOURCES INC.
Entity Central Index Key	0002044112
Entity Tax Identification Number	33-1825873
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	400 W. MORSE BOULEVARD
Entity Address, Address Line Two	SUITE 220
Entity Address, City or Town	WINTER PARK
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32789
City Area Code	321
Local Phone Number	972-1583
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false